SUBSEQUENT EVENTS (Details) (USD $)	2 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Mar. 02, 2012 The Village Of Cross Keys	Jan. 12, 2012 Special dividend RPI mall sqft	Feb. 29, 2012 Acquisition Anchor tenant box	Feb. 27, 2012 Quarterly common stock dividend
SUBSEQUENT EVENTS
Number of mall portfolios spun-off in the form of a special dividend				30
Area of mall portfolio spun-off in the form of a special dividend (in square feet)				21,000,000
Entity's ownership in properties (as a percent)				1.00%
Number of anchor boxes					11
Purchase price of anchor boxes acquired					$ 270,000,000
Dividend						$ 0.10
Sale Price			25,000,000
Cash received on sale	108,914,000	627,872,000	8,000,000
Note receivable entered into with the buyer			$ 17,000,000